12. Investments (Details 3) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Current assets	R$ 19,968	R$ 40,518	R$ 36,889
Noncurrent assets	38,507	21,139	18,890
Total assets	58,475	61,657	55,779
Current liabilities	23,135	37,256	33,312
Noncurrent liabilities	21,792	11,242	10,311
Shareholders' equity	13,548	13,159	12,156	R$ 11,487
Total liabilities and shareholders' equity	58,475	61,657	R$ 55,779
FIC [Member]
Disclosure of associates [line items]
Current assets	7,085	5,952
Noncurrent assets	51	59
Total assets	7,136	6,011
Current liabilities	6,185	5,279
Noncurrent liabilities	20	10
Shareholders' equity	931	722
Total liabilities and shareholders' equity	7,136	6,011
Cnova N.V. [Member]
Disclosure of associates [line items]
Current assets	3,271	3,121
Noncurrent assets	2,587	1,947
Total assets	5,858	5,068
Current liabilities	5,819	5,127
Noncurrent liabilities	867	757
Shareholders' equity	(828)	(816)
Total liabilities and shareholders' equity	5,858	R$ 5,068
Tuya [Member]
Disclosure of associates [line items]
Current assets	3,943
Noncurrent assets	100
Total assets	4,043
Current liabilities	1,426
Noncurrent liabilities	2,146
Shareholders' equity	471
Total liabilities and shareholders' equity	R$ 4,043